Short-term investments - Summary of Short-term Investments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Miscellaneous current assets [abstract]
Bank deposits	₨ 116,730	$ 1,596	₨ 80,633
Other investments	165,045	2,257	246,577
Total	₨ 281,775	$ 3,853	₨ 327,210